Provision for de-characterization of dam structures and asset retirement obligations (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,911	$ 1,970
Total other provisions	4,065	3,550
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member]
IfrsStatementLineItems [Line Items]
Other provisions	4,065	3,550
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 2,299	$ 1,784
Discount rate	7.17%	7.38%
Cash flow maturity	$ 2,163	$ 2,132
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,487	$ 1,520
Discount rate	1.81%	1.44%
Cash flow maturity	$ 2,152	$ 2,152
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Oman [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 153	$ 142
Discount rate	3.48%	3.66%
Cash flow maturity	$ 2,035	$ 2,035
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Other Regions [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 126	$ 104
Discount rate	2.75%	2.77%
Cash flow maturity
Operating Plants [Member]
IfrsStatementLineItems [Line Items]
Other provisions	2,961	2,509
Closed Plants [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,104	$ 1,041